DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment financial information
Revenues	$ 2,059,101	$ 2,270,728	$ 2,581,043
Operating costs without depreciation, amortization and impairment of fixed assets	(1,479,705)	(1,646,730)	(1,775,677)
Adjusted EBITDA	579,396	623,998	805,366
Depreciation, amortization and impairment of Fixed Assets	(704,461)	(1,542,467)	(822,272)
Operating loss	(125,065)	(918,469)	(16,906)
Losses from associates and joint ventures	(1,888)	2,550	2,398
Financial costs	(634,307)	92,625	174,096
Other financial results, net	173,316	100,379	102,811
Income (loss) before income tax	(587,944)	(722,915)	262,399
Income tax benefit (expense)	338,257	82,536	(202,105)
Attributable to:
Controlling Company	(257,730)	(647,208)	52,559
Non-controlling interest	8,043	6,829	7,735
Profit (loss)	(249,687)	(640,379)	60,294
Eliminations
Segment financial information
Revenues	(8,938)	(9,485)	(12,178)
Operating costs without depreciation, amortization and impairment of fixed assets	8,938	9,485	12,178
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	1,925,124	2,126,858	2,403,469
Operating costs without depreciation, amortization and impairment of fixed assets	(1,405,268)	(1,565,344)	(1,674,863)
Adjusted EBITDA	519,856	561,514	728,606
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	1,054,683	504,432	332,816
Operating costs without depreciation, amortization and impairment of fixed assets	(759,759)	(370,534)	(229,554)
Adjusted EBITDA	294,924	133,898	103,262
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	870,441	1,622,426	2,070,653
Operating costs without depreciation, amortization and impairment of fixed assets	(645,509)	(1,194,810)	(1,445,309)
Adjusted EBITDA	224,932	427,616	625,344
Other abroad segments
Segment financial information
Revenues	80,246	36,528	26,215
Operating costs without depreciation, amortization and impairment of fixed assets	(46,821)	(21,661)	(15,514)
Adjusted EBITDA	33,425	14,867	10,701
Other abroad segments | Restated for inflation
Segment financial information
Revenues	142,915	153,355	189,752
Operating costs without depreciation, amortization and impairment of fixed assets	(83,375)	(90,871)	(112,992)
Adjusted EBITDA	59,540	62,484	76,760
Other abroad segments | Inflation restatement
Segment financial information
Revenues	62,669	116,827	163,537
Operating costs without depreciation, amortization and impairment of fixed assets	(36,554)	(69,210)	(97,478)
Adjusted EBITDA	$ 26,115	$ 47,617	$ 66,059